Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
EOS ENERGY STORAGE, LLC [Member]
Property and Equipment (Textual)
Depreciation and amortization expense	$ 1,112,000	$ 1,740,000	$ 2,083,000	$ 2,417,000